Income taxes - Reconciliation of effective income tax rate from the combined federal and provincial canadian statutory tax rate (Details)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Taxes [Abstract]
Company's statutory tax rate	26.50%	26.50%
Effect of foreign tax rate differences	(1.00%)	(0.90%)
Final determination from agreements with tax authorities and expirations of statutes of limitations	0.20%	(0.90%)
Non-deductible and tax exempt items	(0.40%)	0.20%
Recognition of previously unrecognized temporary differences	(0.20%)	0.00%
Effect of integration-related costs	0.00%	0.70%
Minimum income tax charge	0.40%	0.90%
Changes in tax laws and rates	0.00%	(0.20%)
Effective income tax rate	25.50%	26.30%